SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2022
SHARE CAPITAL
Schedule of composition of share capital

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?	?	?	?	?
?	?	Number of shares
?	?	December 31,
?		2022		2021
?	?	In thousands
Authorized ordinary shares	?	1,594,000	?	794,000
Authorized preferred shares (reserved)	?	6,000	?	6,000
Issued and paid ordinary shares		931,962		524,016

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